Income Taxes (Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal, Current									$ 40,312	$ 46,169	$ (7,361)
State, Current									10,785	7,281	517
Total current income taxes									51,097	53,450	(6,844)
Federal, Deferred									(555)	(14,233)	44,800
State, Deferred									(84)	(1,739)	6,479
Total deferred income taxes									(639)	(15,972)	51,279
Income tax expense	$ 12,753	$ 19,844	$ 7,215	$ 10,646	$ 7,937	$ 12,287	$ 7,781	$ 9,473	$ 50,458	$ 37,478	$ 44,435